Property and Equipment (Details) - Schedule of Changes in Property and Equipment - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Gross Balance [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		$ 622,564		$ 611,618
Gross Balance
Transfers
Accumulated Depreciation
Additions		24,751		18,706
Write-downs and sales of the year		(6,495)		(7,751)
Impairment	[1]	(3)	[2]	(9)
Total		640,817		622,564
Gross Balance [Member] | Land and Buildings [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		316,968		311,279
Gross Balance
Transfers
Accumulated Depreciation
Additions		10,277		6,041
Write-downs and sales of the year		(4,479)		(352)
Impairment	[1]		[2]
Total		322,766		316,968
Gross Balance [Member] | Equipment [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		246,706		243,757
Gross Balance
Transfers				36
Accumulated Depreciation
Additions		11,136		9,823
Write-downs and sales of the year		(906)		(6,901)
Impairment	[1]	(3)	[2]	(9)
Total		256,933		246,706
Gross Balance [Member] | Others [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		58,890		56,582
Gross Balance
Transfers				(36)
Accumulated Depreciation
Additions		3,338		2,842
Write-downs and sales of the year		(1,110)		(498)
Impairment	[1]		[2]
Total		61,118		58,890
Accumulated Depreciation [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(412,440)		(389,298)
Accumulated Depreciation
Depreciation of the year	[3]	(30,393)		(30,579)
Ending Balance		201,657		210,124
Gross Balance
Transfers
Accumulated Depreciation
Reclassification
Write-downs and sales of the year		3,673		7,437
Total		(439,160)		(412,440)
Accumulated Depreciation [Member] | Land and Buildings [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(157,810)		(148,645)
Accumulated Depreciation
Depreciation of the year	[3]	(9,295)		(9,228)
Ending Balance		157,480		159,158
Gross Balance
Transfers
Accumulated Depreciation
Reclassification
Write-downs and sales of the year		1,819		63
Total		(165,286)		(157,810)
Accumulated Depreciation [Member] | Equipment [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(203,136)		(191,334)
Accumulated Depreciation
Depreciation of the year	[3]	(18,733)		(18,650)
Ending Balance		35,850		43,570
Gross Balance
Transfers				(36)
Accumulated Depreciation
Reclassification
Write-downs and sales of the year		786		6,884
Total		(221,083)		(203,136)
Accumulated Depreciation [Member] | Others [Member]
Property and Equipment (Details) - Schedule of Changes in Property and Equipment [Line Items]
Beginning Balance		(51,494)		(49,319)
Accumulated Depreciation
Depreciation of the year	[3]	(2,365)		(2,701)
Ending Balance		8,327		7,396
Gross Balance
Transfers				36
Accumulated Depreciation
Reclassification
Write-downs and sales of the year		1,068		490
Total		$ (52,791)		$ (51,494)

[1]	See Note No. 38 Impairment of non-financial assets.
[2]	Does not include provision for write-off of Property for Ch$1,751 million.
[3]	See Note No. 37 about Depreciation and Amortization.